VESSEL	12 Months Ended
Dec. 31, 2012
VESSEL [Abstract]
Property, Plant and Equipment Disclosure
6.   VESSEL

On March 15, 2010, Front Voyager was sold for net proceeds of $8.3 million and delivery took place in April 2010. Depreciation expense was nil, nil, and $0.08 million for the years ended December 31, 2012, 2011 and 2010, respectively.